PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in other provisions [abstract]
Provisions, beginning balance	$ 2,534	$ 2,022
Additions	946	357
Deductions/ Payments	(324)	(344)
Effects of foreign exchange and other movements	(165)	499
Provisions, ending balance	2,991	2,534
Short-term provisions	516	539	$ 410
Long-term provisions	2,475	1,995	$ 1,612
Environmental (see note 9.3)
Changes in other provisions [abstract]
Provisions, beginning balance	1,228	815
Additions	97	24
Deductions/ Payments	(95)	(90)
Effects of foreign exchange and other movements	(156)	479
Provisions, ending balance	1,074	1,228
Emission rights (see text below)
Changes in other provisions [abstract]
Provisions, beginning balance	0
Additions	481
Deductions/ Payments	0
Effects of foreign exchange and other movements	3
Provisions, ending balance	484	0
Asset retirement obligations (see note 9.3)
Changes in other provisions [abstract]
Provisions, beginning balance	422	427
Additions	28	26
Deductions/ Payments	(10)	(11)
Effects of foreign exchange and other movements	38	(20)
Provisions, ending balance	478	422
Site restoration
Changes in other provisions [abstract]
Provisions, beginning balance	141	40
Additions	3	117
Deductions/ Payments	(5)	(13)
Effects of foreign exchange and other movements	(3)	(3)
Provisions, ending balance	136	141
Staff related obligations
Changes in other provisions [abstract]
Provisions, beginning balance	201	183
Additions	65	75
Deductions/ Payments	(64)	(46)
Effects of foreign exchange and other movements	(17)	(11)
Provisions, ending balance	185	201
Voluntary separation plans
Changes in other provisions [abstract]
Provisions, beginning balance	38	79
Additions	30	3
Deductions/ Payments	(13)	(56)
Effects of foreign exchange and other movements	(8)	12
Provisions, ending balance	47	38
Litigation and other (see note 9.3)
Changes in other provisions [abstract]
Provisions, beginning balance	369	328
Additions	65	79
Deductions/ Payments	(91)	(76)
Effects of foreign exchange and other movements	(31)	38
Provisions, ending balance	312	369
Tax claims
Changes in other provisions [abstract]
Provisions, beginning balance	120	126
Additions	5	13
Deductions/ Payments	(14)	(14)
Effects of foreign exchange and other movements	(30)	(5)
Provisions, ending balance	81	120
Other legal claims
Changes in other provisions [abstract]
Provisions, beginning balance	249	202
Additions	60	66
Deductions/ Payments	(77)	(62)
Effects of foreign exchange and other movements	(1)	43
Provisions, ending balance	231	249
Commercial agreements and onerous contracts
Changes in other provisions [abstract]
Provisions, beginning balance	34	24
Additions	29	14
Deductions/ Payments	(16)	(20)
Effects of foreign exchange and other movements	(1)	16
Provisions, ending balance	46	34
Other
Changes in other provisions [abstract]
Provisions, beginning balance	101	126
Additions	148	19
Deductions/ Payments	(30)	(32)
Effects of foreign exchange and other movements	10	(12)
Provisions, ending balance	$ 229	$ 101